Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY
9.             STOCKHOLDERS’ EQUITY

The Company is authorized to issue 500,000,000 shares of common stock and 40,000,000 shares of preferred stock.

PREFERRED STOCK

Series A Convertible Preferred Stock

In connection with the closing of the Share Exchange Agreement, on December 7, 2009 the Company issued 10,000,000 shares of Series A Convertible Preferred Stock with a par value of $0.001.

The Series A preferred stock shall be entitled to receive out the assets of the Company whether from capital or from earnings available for distribution to stockholders eight times the sum available for common stockholders.  The Series B preferred stock is junior to the Series A preferred stock with respect to the payment of dividends and the distribution of assets.

Series B Convertible Preferred Stock

On February 6, 2012, the Company entered into a stock purchase agreement to sell 1,000,000 shares of a new class of preferred stock at per share price of $1.00. The Series B has one vote per share in CarCharging Limited, a subsidiary formed in June 2012, as if the shares were converted into common stock as of the date immediately prior to the record date for determining the stockholders eligible to vote on any such matter, bears no dividends and is junior to Series A Preferred stock with respect to dividends and distribution of assets. The preferred stock, has been authorized and issued as Series B Convertible Preferred Stock as of June 28, 2012. At the discretion of the Purchaser, the shares are convertible into (i) one percent (1%) of the issued and outstanding common stock of CarCharging, Limited for every 500,000 shares of Series B Preferred Stock until February 6, 2017 or (ii) the Purchaser may convert each share of Series B Preferred Stock into Common Stock of the Company on a one for one basis during the period of July 1, 2015 through December 31, 2015. The agreement included an option to purchase an additional 1,500,000 shares of the Series B Preferred stock at an exercise price of $1.00 per share within 60 days of the issuance of the original 1,000,000 shares which was not exercised. Simultaneously with the issuance of the original 1,000,000 Series B Preferred shares, the Purchaser was entitled to receive two percent (2%) of the issued and outstanding common stock of CarCharging Limited in exchange for consulting services for developing business relationships and obtaining charging station locations in Romania which was not rendered. Additionally, if the Purchaser exercises its options in the initial stock purchase agreement, it will receive additional payment for its consulting services for developing business relationships and obtaining charging station locations in Greece in the form of three percent (3%) of the total outstanding common stock of CarCharging Limited which was never exercised. The Company received $900,000, net of issuance costs, in February 2012 and issued 1,000,000 shares of the Series B Convertible Preferred Stock in June 2012. The fair value of the option granted to purchase additional shares of Series B preferred stock on the date the Series B Preferred shares were issued was estimated at approximately $226,000, which has been credited to Additional Paid In Capital. The fair value of the option on the stock issuance date was estimated using a Black-Scholes valuation model and the following assumptions: (1) expected volatility of nearly 54% based on historical volatility (2) an interest rate of 0.65%, (3) expected life of 60 days and (4) zero dividend yield. The fair value of the option was determined based on the closing price of the Company’s common stock on the date of the stock issuance.  On June 10, 2013, the Company and the investor entered into an exchange agreement whereby the investor would surrender the 1,000,000 shares of the Company’s Series B Preferred Shares,  and all conversion rights and option rights contained in the February 6, 2012 agreement in exchange for 2,500,000 shares of the Company’s $0.001 par value common stock and a warrant to purchase 600,000 shares of the Company’s common stock at $2.25 per share which vests immediately and expires in three years from date of issuance.  The exchange of shares occurred in July 2013.  The closing of the exchange agreement entered into between the Series B preferred stockholder and the Company  represented an inducement to convert the Series B preferred stock when originally issued.  As a result of the inducement  issued in July 2013, the fair value of the common stock and warrants exchanged  in excess of the fair value of the securities issuable pursuant to the original conversion terms of the Series B Preferred stock represent a deemed dividend in accordance with FASB ASC 260-10 in the amount of $2,449,566.  The fair value of the warrants on the date of the grant was estimated at $517,060 which was recognized when issued, using the Black-Scholes valuation model and the following assumptions: (1) expected volatility of 142% based on historical volatility; (2) an interest rate of 0.55%; (3) expected life of three years and (4) zero dividend yield.  The stock price was determined based on the closing price on the dates of the grant.

COMMON STOCK

On January 1, 2013, the Company granted and issued a firm a restricted stock award under the Company’s 2013 Omnibus Incentive Plan consisting of 137,499 shares of the Company’s common stock at a price of $1.35 per share, which vest upon issuance, for investment advisory services rendered during the three months ended March 31, 2013 valued at $186,082 based on the market price on the date of issuance and recorded as general and administrative expense.  Additionally, the firm is to receive 45,833 shares of the Company’s common stock monthly during the period of April 13, 2013 through September 13, 2013 for a total of 412,497 shares under the 2013 Omnibus Incentive Plan in conjunction with a consulting agreement entered into by the Company for advisory services on September 13, 2012. During the quarter ended June 30, 2013, the firm was issued a restricted stock award under the Company’s 2013 Omnibus Incentive Plan consisting of 137,499 shares of the Company’s common stock at a price of $1.23 per share, which vest upon issuance, for services rendered during the quarter ended June 30, 2013 valued at $169,179 based on the market price on the date of issuance.  The Company did not issue any shares of common stock to the firm during the quarter ended September 30, 2013 but has accrued a fee of $171,000 recorded as general and administrative expense.

On January 1, 2013, the Company granted and issued a firm a fully vested restricted stock award under the Company’s 2013 Omnibus Incentive Plan consisting of 112,500 shares of the Company’s common stock at a price of $1.23 per share for investment advisory valued at $138,375 based on the market price on the date of issuance and recorded as general and administrative expense.  Additionally, the firm is to receive 87,500 shares of the Company’s common stock monthly during the period of April 1, 2013 through September 1, 2013 for a total of 787,500 shares under the 2013 Omnibus Incentive Plan in conjunction with a consulting agreement entered into by the Company for advisory services on September 10, 2012.  The Company issued 262,500 shares of its common stock to the firm at an average price of $1.31 per share for consulting services for the quarter ended June 30, 2012 valued at $344,750 based on the market price on the date of issuance.  The Company did not issue any shares of common stock during the quarter ended September 30,2013 but has accrued a fee of $345,000 recorded as general and administrative expense.

On January 11, 2013 the Company entered into an agreement with an individual to serve as a member of the Company’s Board of Directors for a period of three years.  As part of his compensation, the Company issued 50,000 fully vested shares of its common stock at a $1.49 per share valued at $74,500 based on the market price on the date of issuance and recorded as compensation expense over the term of the agreement and issued an option to purchase 12,000 shares of its common stock at a price of a $1.50 per share valued at $17,880 under the Company’s 2013 Omnibus Incentive Plan using the Black-Scholes valuation model and the following assumptions: (1) expected volatility of 760% based on historical volatility; (2) an interest rate of 0.42%; (3) expected life of 3.5 years and (4) zero dividend yield.  The fair value of the option was determined based on the closing price on the date of the grant.  The option vests in full as of January 11, 2015 and expires on January 11, 2018.

On January 14, 2013 the Company entered into a consulting agreement with a firm to provide strategic planning services for a year.  As part of the firm’s fee, the Company issued 250,000 fully vested shares of its common stock at a price of $1.49 and valued at $372,500 based on the market price on the date of issuance and recorded as general and administrative expense over the service period and vest upon issuance.

On January 28, 2013, the Company initiated a private offering of our common stock at $.50 per share to “accredited investors”, as defined, (“Investors”) for which the minimum investment for all Investors shall be $500,000.  In addition, each Investor shall receive a warrant to purchase a like number of shares of its common stock at $2.25 per share for a period of three years from the purchase date of the shares under the offering.

During the period of January 28, 2013 through June 11, 2013 in conjunction with this offering, the Company received $2,208,000, net of issuance costs of $287,000 and issued 4,990,000 shares of its common stock  and warrants to purchase 4,990,000 shares of the Company’s common stock at an exercise price of $2.25 per share which expires three years from the date of issuance. The proceeds were allocated to the common stock and warrants based on the relative fair values of $435,680 and $1,772,230, respectively.

On February 5, 2013, the Company entered into a binding memorandum of understanding with a firm to develop application software.  As part of its fee, the firm was issued 113,636 fully vested shares of the Company’s common stock at a price of $1.32 per share and valued at $150,000 based on the market price on the date of issuance.  This fee is recorded as Other Assets on the Company’s balance sheet as of September 30, 2013 as the application is currently being tested in the field.

On March 8, 2013, the Company entered into a contract with a firm to provide investor relations consulting services. The Company issued 150,000 fully vested shares of its common stock under the 2013 Omnibus Incentive Plan at $1.28 per share valued at $192,000 based on the market price on the date of issuance and recorded as general and administrative expense over the six month period ended September 8, 2013.

On December 3, 2012, the Company entered into consulting agreement with a firm to provide financial advisory services commencing in January 2013.  In conjunction with this agreement, the Company issued 21,393 fully vested shares of its common stock at an average price of $1.40 per share during the three months ended March 31, 2013 valued at $30,000 based on the market price on the date of issuance and recorded as general and administrative expense.

In conjunction with a consulting agreement which the Company entered into on December 10, 2012 with a firm, the Company issued 11,384 fully vested shares of its common stock to the firm for consulting services at an average price of $1.49 per share for services rendered during the three months ended March 31, 2013 valued at $17,000 based on the market price on the date of issuance and issued 25,977 fully vested shares of its common stock to the firm for consulting services at an average price of $1.31 per share valued at $34,000 for services rendered during the three months ended June 30, 2013 based on the market price on the date of issuance. On August 1, 2013, the Company issued the firm 11,132 shares of its common stock to the firm at a price of $1.53 and valued at $16,988. All issuances are recorded as general and administrative expense on the respective date of issuance.

In conjunction with a social media marketing agreement entered into by the Company on December 19, 2012, the Company issued 10,796 fully vested shares of its common stock at average price of $1.39 per share as a fee for the three months ended March 31, 2013 valued at $15,000 based on the market price on the date of issuance and recorded as general and administrative expense. The Company issued 7,765 fully vested shares of its common stock at average price of $1.29 per share as a fee for the three months ended June 30, 2013 valued at $10,000 based on the market price on the date of issuance and recorded as general and administrative expense.

In conjunction with a consulting agreement with a firm for business development services entered into by the Company on August 15, 2012, the Company issued 10,696 fully vested shares of its common stock to the firm at an average price of $1.40 during the three months ended March 31, 2013 valued at $15,000 based on the market price on the date of issuance and recorded as general and administrative expense.  Additionally, the Company settled an account payable with the firm by issuing 60,993 fully vested shares of its common stock at $1.40 per share valued at $85,390, resulting in a loss upon settlement of $47,856 based on the market price on the date of issuance and recorded as other expense.  The Company issued 11,280 fully vested shares of its common stock to the firm at an average price of $1.33 during the three months ended June 30, 2013 for business development services valued at $15,000 based on the market price on the date of issuance.  The Company did not issue any shares of its common stock to the firm during the quarter ended September 30, 2013 and accrued $15,000 in fees recorded as general and administrative expense.

On February 19, 2013 the Company entered into an agreement with an individual to serve as member of the Company’s Board of Directors for a period of three years.  As part of his compensation, the Company was to issue 50,000 fully vested shares of its common stock under its 2013 Omnibus Incentive Plan at the time of his appointment to the Company’s Board of Directors.  On April 3, 2013, the Company’s Board of Directors approved the individual’s appointment and the shares were issued at $1.42 each valued at $71,000 based on the market price on the date of issuance and recorded as compensation over the term of the agreement.

On February 27, 2013 in conjunction with its acquisition Beam LLC, the Company issued 1,265,822 fully vested shares of its common stock at $1.30 per share valued at $1,645,569.

On April 3, 2013, in conjunction with its acquisition of EV Pass LLC, the Company issued 671,141 fully vested shares of its common stock at $1.18 per share valued at $791,946.

On April 9, 2013, the Company issued an aggregate of 107,513 fully vested shares of its common stock at $1.19 per share to a creditor and its counsel to purchase the creditor’s accounts receivable from 350Green LLC based on the market price on the date of issuance and recorded as general and administrative expense.

On April 19, 2013 the Company reached a settlement with its former Chief Financial Officer and issued 220,000 fully vested shares of its common stock at $1.20 per share as part of the settlement valued at $264,000 based on the market price on the date of issuance and recorded as general and administrative expense.

On April 23, 2013 in conjunction with its acquisition of 350Green LLC, the Company issued 604,838 fully vested shares of its common stock at $1.19 per share valued at $719,757.

On June 6, 2013, the Company issued to a consultant 19,231 fully vested shares of its common stock at a price of $1.30 per share valued at $25,000 under the Company’s 2013 Omnibus Incentive Plan for business development services based on the market price on the date of issuance and recorded as general and administrative expense.

On June 11, 2013, the Company issued a firm 6,060 fully vested shares of its common stock at a price of $1.65 for consulting services valued at $10,000 based on the market price on the date of issuance and recorded as general and administrative expense.
In connection with a private offering during the period of July 1, 2013 through September 30, 2013 the Company issued 2,550,000 shares of its common stock valued at $368,073 and warrants to purchase 2,550,000 shares of the Company’s common stock at $2.25 per share which vest immediately and expire three years from date of issuance.  The Company had received a total of $756,695, net of issuance costs. The amount allocated to the warrants based on the relative fair value of the warrants issued was estimated at approximately $388,622 using the Black-Scholes valuation model and the following assumptions: (1) expected volatility of ranging from 138% - 142% based on historical volatility; (2) an interest rate ranging from 0.48% - 0.82%; (3) expected life of 3 years and (4) zero dividend yield. The fair value of the warrants was determined based on the respective closing price on the dates of the grant.

On July 3, 2013, the Company entered into an agreement with a firm to serve as a financial advisor in connection with a financing transaction. In compliance with the agreement, the Company issued 225,000 shares of its common stock; 125,000 shares on the date of the agreement valued at $162,500 based on the market price of $1.30 per share on the date of issuance and 100,000 shares on September 3, 2013 valued at $128,000 based on the market price of $1.28 per share on the date of issuance. In conjunction with the agreement, the Company is required to issue an additional 100,000 shares of its common stock on October 3, 2013 which it issued on November 8, 2013 valued at $122,000  based on a market price of $1.22 per share on the date of issuance. As of September 30, 2013, the prepaid portion of those services was $290,500. The agreement may be terminated by either party upon written notice. The aforementioned shares will be expensed for services rendered in the fourth quarter of 2013.

On August 1, 2013, the Company issued 15,000 shares of its common stock under the Company’s 2012 Omnibus Incentive Plan to an employee as compensation at a price of $1.30 per share and valued at $19,500.

On August 12, 2013, the Company issued 25,000 shares of its common stock under the Company’s 2013 Omnibus Incentive Plan at a price of $1.50 per share and valued at $37,500 for legal services.

On August 13, 2013, the Company issued 10,000 shares of its common stock under the Company’s 2013 Omnibus Incentive Plan at a price of $1.50 per share valued at $15,000 for acquisition advisory services.

Compensation expense related to common stock issued for the three and nine month periods ended September 30, 2013 and 2012 were $444,024, $520,953, $2,281,905, $1,141,183 and $13,178,363 for the period of September 3, 2009 (inception) to September 30, 2013, respectively.

TREASURY STOCK

On July 31, 2013, the Company participated in an arbitration with a former consultant regarding certain compensatory matters.  The Consultant had received 250,000 shares of the Company’s common stock valued at $450,000 in February 2012 for services.   On August 29, 2013, the Arbitrator rendered a decision on the matter, requiring the consultant to return all of the shares of Company stock that it had previously been issued as compensation which was returned as of September 30, 2013 and  recorded on the Company’s Balance Sheet as Treasury Stock . The Company is required to issue the Consultant 62,500 shares of the Company’s stock for the actual services.  The Company has not issued the shares as of September 30, 2013 but has recorded an accrued expense and general and administrative expense as of September 30, 2013 valued at $78,750 based on the market value of the shares on the date of the arbitrator’s decision.  The Company t issued the 62,500 shares in October 2013.

7.        STOCKHOLDERS’ EQUITY

The Company is authorized to issue 500,000,000 shares of common stock and 40,000,000 shares of preferred stock.

PREFERRED STOCK

Series A Convertible Preferred Stock

In connection with the closing of the Share Exchange Agreement, on December 7, 2009 the Company issued 10,000,000 shares of Series A Convertible Preferred Stock with a par value of $0.001.

The Series A has five (5) times the number of votes on all matters to which common shareholders are entitled, bears no dividends, has a liquidation value eight times that sum available for distribution to common stock holders and is convertible at the option of the holder after the date of issuance at a rate of 2.5 shares of common stock for every preferred share issued.

Series B Convertible Preferred Stock

On February 6, 2012, the Company entered into a stock purchase agreement to sell 1,000,000 shares of a new class of preferred stock at per share price of $1.00. The Series B has one vote per share in CarCharging Limited, a subsidiary formed in June 2012, as if the shares were converted into common stock as of the date immediately prior to the record date for determining the stockholders eligible to vote on any such matter, bears no dividends and is junior to Series A Preferred stock with respect to dividends and distribution of assets. The preferred stock, has been authorized and issued as Series B Convertible Preferred Stock as of June 28, 2012. At the discretion of the Purchaser, the shares are convertible into (i) one percent (1%) of the issued and outstanding common stock of CarCharging, Limited for every 500,000 shares of Series B Preferred Stock until February 6, 2017 or (ii) the Purchaser may convert each share of Series B Preferred Stock into Common Stock of the Company on a one for one basis during the period of July 1, 2015 through December 31, 2015. The agreement included an option to purchase an additional 1,500,000 shares of the Series B Preferred stock at an exercise price of $1.00 per share within 60 days of the issuance of the original 1,000,000 shares which was not exercised. Simultaneously with the issuance of the original 1,000,000 Series B Preferred shares, the Purchaser was entitled to receive two percent (2%) of the issued and outstanding common stock of CarCharging Limited in exchange for consulting services for developing business relationships and obtaining charging station locations in Romania. Additionally, if the Purchaser exercises its options in the initial stock purchase agreement, it will receive additional payment for its consulting services for developing business relationships and obtaining charging station locations in Greece in the form of three percent (3%) of the total outstanding common stock of CarCharging Limited. The Company received the $900,000, net of issuance costs, in February 2012 and issued 1,000,000 shares of the Series B Convertible Preferred Stock in June 2012. The fair value of the option to purchase additional shares on the date the Series B Preferred shares were issued was estimated at approximately $226,000, which has been credited to Additional Paid In Capital. The fair value of the option on the stock issuance date was estimated using a Black-Scholes valuation model and the following assumptions: (1) expected volatility of nearly 54% based on historical volatility (2) a discount rate of 0.65%, (3) expected life of 60 days and (4) zero dividend yield. The fair value of the option was determined based on the closing price of the Company’s common stock on the date of the stock issuance.

COMMON STOCK

On December 7, 2009 the Company entered into a Subscription Agreement for the sale of 61,333 units of securities of the Company aggregating $920,000. Each unit consisted of one share of common stock and a warrant to purchase one share of Company’s common stock exercisable at $30.00 per share.

On February 19, 2010, the Company issued 4,600 shares of its common stock, to extinguish a debt to its founders of $4,600 included in accounts payable. The stock was treated as founders’ shares and issued at its par value of $0.001.

On February 19, 2010, the Company issued 8,500 shares of its common stock at $15 per share, for services performed with a fair value of $127,500.

On May 5, 2010, the Company issued 3,834 shares of common stock at $15.00 per share with warrants attached exercisable at $30.00 per share.  See the description of warrants with embedded derivatives in Note 5 above for a more complete description of this transaction.

During June 2010, the Company issued 40,000 shares of common stock at $0.125 each, in exchange for $5,000 of convertible notes payable

During July 2010 the Company issued 80,000 shares of common stock at $0.125 each, in exchange for $10,000 of convertible notes payable.   See the derivative analysis of this transaction in Note 4 above for a complete description of this transaction.

On July 30, 2010, the Company issued 36,667 shares of common stock at $15.00 per share.

On August 19, 2010, the Company issued 6,000 shares of its common stock at $ 51.50 per share, for services performed with a fair value of $ 309,000.

On September 7, 2010, the Company issued 66,667 shares of common stock at $15.00 per share, together with 6,667 shares of common stock for services performed in connection with the sale of these share. The Company received $885,000, net of costs of $115,000.

On January 3, 2011, the Company issued 250 shares of common stock in payment of services. In addition, the Company entered into a continuing services agreement that provides for issuance of $1,500 of common stock per month in connection with this agreement.  In connection with this agreement, the Company issued 1,451 shares during the year.

On February 4, 2011, the Company issued 3,000 shares of common stock in payment of $81,000 in services.

During June, 2011, the Company issued 1,005 shares of common stock in payment of $3,000 in services and issued 333,333 shares for cash at $3.00 per share.

During July, 2011, the Company issued 50,000 shares of common stock at $1.80 per share for services performed.

During August, 2011, the Company issued 400,000 shares of common stock at $1.25 per share for services performed.

During September, 2011, the Company issued 17,482 shares of common stock in exchange for forgiveness of a $25,000 account payable.

During October, 2011, the Company issued 3,527 shares of stock in exchange for $6,000 worth of services.

In October 2011, the Company entered into an agreement with three warrant holders, whereby the Company issued 565,000 shares of common stock in exchange for warrants to purchase 446,665 shares. The exchange agreement terminates all rights associated with the warrants.

Due to the reset feature of these warrants, they represented a derivative liability of approximately $80,000 at the time of the exchange. The Company elected to treat this transaction in accordance with ASC 470-50-40 “Extinguishment of Debt”.  Per the codification, the Company recognized a loss for the excess of consideration in the form of common stock given over the fair value of the extinguished instrument. On the measurement date, the fair value of the common stock issued was $1.00 per share and the warrants had a combined fair market value of $80,000. The exchange resulted in the Company recording a loss on the conversion of $485,000, which was recorded as a Loss on Exchange in the Other Income (Expense) section of the Consolidated Statement of Operations.

In November, 2011, the Company entered into a stock purchase agreement for 2.5 million shares of common stock in exchange for $2.5 million in cash.  In accordance with this agreement, the Company issued 1,500,000 shares of common stock at $1.00 per share. The agreement calls for the issuance of 500,000 additional shares to be issued in March of 2012, funding of which was received on April 3, 2012 and 500,000 shares to be issued in June of 2012, each at $1.00 per share.  The stock subscription, net of common share amount to be issued, resulted in stock subscription receivable of $999,000 at December 31, 2011.

During December, 2011, the Company issued 5,000 shares in connection with the receipt of a loan resulting in a discount on the loan of approximately $21,000.  The loan was paid in full prior to year end and the discount was recognized as interest.

During 2011, the Company issued 32,708,544 shares of common stock pursuant to the conversion of $81,250 in convertible notes payable, as further described in Footnote 4.  On February 29, 2012, the final $3,750 of convertible notes and related interest were converted into 1,529,036 of common stock.

On January 6, 2012, the Company issued 50,000 shares of common stock, at $1.00 per share, related to a stock purchase agreement executed in 2011.

On February 27, 2012, the Company, in connection with the hire of a Chief Financial Officer and Director, issued 75,000 shares of restricted common stock at $1.95 per share.

On February 27, 2012, the Company entered into a stock purchase agreement for 500,000 shares of restricted common stock in exchange for $500,000 cash.

On February 29, 2012, the Company issued 250,000 shares of common stock in connection with a consulting agreement at $1.80 per share.

On April 23, 2012 and May 21, 2012, the Company issued 4,930 shares of common stock at $1.72 per share and 12,400 shares of common stock at $1.25 per share, respectively, in exchange for services valued at $23,980.

On May 21, 2012 the Company granted an employee the right to receive 15,000 shares of its common stock valued $1.25 per share upon the anniversary date of the grant and the continued employment of the employee with the Company.

On August 15, 2012, the Company entered into a consulting agreement for business development services for a monthly fee of $15,000 in cash and $5,000 in common stock of the Company. For the year ended December 31, 2012, the Company issued 16,270 shares of its common stock at an average value of $1.38 per share in connection with this consulting agreement.  The agreement is for a term of one year and will automatically renew for an additional year unless written notification is provided by either party at least 60 days prior to the expiration of the initial term. Thereafter, the parties may renew the agreement on mutually agreeable terms.
On August 21, 2012, the Company issued 5,835 shares of its common stock valued at $1.08 per share in connection with consulting services rendered.

On August 28, 2012, the Company issued 100,000 shares of its common stock in connection with a consulting agreement valued at $1.03 per share.

On September 10, 2012, the Company entered into an advisory services agreement with a consultant which may be terminated by either party with 30 days advance notice. Under terms of the agreement, the Company issued 262,500 shares of its common stock, valued at $1.00 per share for services to be rendered during the first three months of the agreement and will issue an additional 87,500 shares of the Company’s common stock monthly for the succeeding nine months.

On September 13, 2012, the Company entered into an advisory services agreement with a consultant which may be terminated by either party with 30 days advance notice. Under terms of the agreement, the Company issued 137,503 shares of its common stock, valued at $1.03 per share for services to be rendered during the first three months of the agreement and will issue an additional 45,833 shares of the Company’s common stock monthly for the succeeding nine months.

On October 22, 2012, we entered into a one year consulting agreement for investment advisory and business development services with a firm and issued 150,000 shares of our common stock at a $1.50 per share as a fee for such services.  Additionally, we retained the firm to introduce us to a chairman-quality board of directors candidate and upon hiring of such candidate on December 14, 2012 issued the firm 47,392 shares of our common stock at $1.58 per share and issued a warrant to purchase 1,800 shares of our common stock at a $1.00 per share.  The warrant vests in full on December 14, 2014 and expires on December 14, 2017.

On October 24, 2012, we initiated a private offering of our common stock at $1.00 per share to “accredited investors”, as defined, (“Investors”) for which the minimum investment for all Investors shall be $500,000.  In addition, each Investor shall receive a warrant to purchase a like number of shares of our common stock at $2.25 per share for a period of three years from the purchase date of the shares under the offering.

On October 25, 2012 in conjunction with this offering, we received $500,000 and issued 500,000 shares of our common stock and a warrant to purchase 500,000 shares of our common stock at $2.25 per share which expires on October 25, 2015.  In conjunction with this transaction we issued 50,000 shares of our common stock on December 14, 2012 at a $1.58 per share to a consultant as an investment advisory fee

On November 14, 2012 in conjunction with this offering, we received $25,000 and issued 25,000 shares of our common stock and a warrant to purchase 25,000 shares of our common stock at $2.25 per share which expires on November 14, 2015.

On December 14, 2012 we entered into an employment agreement with an individual to serve as the Chairman of our Board of Directors for a period of three years.  As part of his compensation, we issued 200,000 shares of our common stock at a $1.58 per share and issued a warrant to purchase 10,000 shares of our common stock at a price of a $1.00 per share.  The warrant vests in full as of December 14, 2014 and expires on December 14, 2017.

On December 19, 2012, entered into social media marketing agreement with a firm for a six month period.  In conjunction with this agreement, we issued 3,226 shares of our common stock at $1.55 per share as a fee for the month of December 2012.

On December 31, 2012, we issued 50,000 shares of our common stock each to two employees for compensation under the Plan at a price of $1.60 per share.

In accordance with a consulting agreement which we entered into on December 10, 2012 with a firm, we issued 31,199 shares of our common stock to the firm for consulting services at an average price of $1.36 per share for services rendered during the calendar quarter ended December 31, 2012.

Compensation expense related to common stock and warrants issued for the years ended December 31, 2012 and 2011 were $2,409,524 and $1,872,820 respectively.